Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of transaction charts of contract asset (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	R$ 1,114,830		R$ 1,052,105
Additions	1,583,534		1,618,848
Write-offs	(14,936)		(27,531)
Transfers	(1,638,815)	[1]	(1,585,219)
Business combination			56,627
End of period	1,044,613		1,114,830
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	1,110,463		1,041,421
Additions	1,568,285		1,602,284
Write-offs	1,837		(4,650)
Transfers	(1,638,815)	[1]	(1,585,219)
Business combination			56,627
End of period	1,041,770		1,110,463
Moove [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	4,367		10,684
Additions	15,249		16,564
Write-offs	(16,773)		(22,881)
Transfers		[1]
Business combination
End of period	R$ 2,843		R$ 4,367

[1]	The amount indicated in the transfer line includes R$ 1,634,254 transferred to intangible assets, R$ 7,913 reallocated to inventory and R$ 3,352 in recoverable taxes.